LOSS PER SHARE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
SCHEDULE OF EARNINGS PER SHARE ANTI DILUTIVE

	September 30, 2024	September 30, 2023
Series A Preferred Stock	139,790,000	-
Series C Preferred Stock (1)	-	63,090,000
Convertible Notes	-	17,680
Warrants	71,064,035	108,734
Total common stock equivalents	210,854,035	63,216,414

(1)	On January 10, 2024, the Company redomiciled and exchanged all outstanding shares of its pre-existing Series C Preferred Stock for shares of a new class of Series A Preferred Stock (Note 1 – Organization and Nature of Operations). The Statement of Changes in Stockholders’ Equity (Deficit)/Member’s Equity for the three and nine months ended September 30, 2024 has been retrospectively restated to reflect this change.

	Year Ended	Year Ended
	December 31,	December 31,
	2023	2022
Series C preferred stock	63,090,000	-
Warrants	2,608,734	-
Total common stock equivalents	65,698,734	-